Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9 — Fair Value Measurement
The following table presents information as of December 31, 2022 and 2021 about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:
December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account	$152,296,551	$—	$—
Liabilities:
Derivative liabilities – public warrants	$1,800,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$840,370
December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities – public warrants	$3,825,000	$—	$—
Derivative liabilities – private placement warrants	$—	$—	$1,785,000
Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of public warrants was transferred from a Level 3 fair value measurement to a Level 1 measurement, when the public warrants were separately listed and traded in September 2021. There were no other transfers between levels in the year ended December 31, 2022 and in the period from January 28, 2021 (inception) through December 31, 2021.
Level 1 assets include investments in mutual funds invested in U.S. government securities and derivative warrant liabilities (public warrants). The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
For periods where no observable traded price is available, the fair value of the public warrants has been estimated using a Monte-Carlo simulation model and the private placement warrants has been estimated using a Black-Scholes option pricing model. For periods subsequent to the detachment of the public warrants from the units, the fair value of the public warrants is based on the observable listed price for such warrants. The estimated fair value of the public and private placement warrants, prior to the public warrants being traded in an active market, was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation and Black-Scholes option pricing model are assumptions related to the unit price, expected volatility, risk-free interest rate, term to expiration, and dividend yield. The unit price is based on the publicly traded price of the units as of the measurement date. The Company estimated the volatility for the public and private placement warrants based on the implied volatility from the traded prices of warrants issued by other special purpose acquisition companies. The risk-free interest rate is based on interpolated U.S. Treasury rates, commensurate with a similar term to the public and private placement warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Finally, the Company does not anticipate paying a dividend. Any changes in these assumptions can change the valuation significantly.
For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, the Company recognized a change to the statement of operations resulting from a decrease (increase) in the fair value of liabilities of approximately $3.0 million and $1.9 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Volatility	5.2%	9.6%
Stock price	$9.98	$9.66
Remaining term (years)	5.09	5.75
Risk-free rate	3.91%	1.32%
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 28, 2021 (inception)	$—
Issuance of Public and Private Warrants	7,515,000
Transfer of Public Warrants to Level 1	(5,100,000)
Change in fair value of derivative liabilities	(630,000)
Derivative warrant liabilities at December 31, 2021	1,785,000
Change in fair value of derivative liabilities	944,630
Derivative warrant liabilities at December 31, 2022	$840,370
Fair Value
The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of December 31, 2022 and December 31, 2021 (in thousands):

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	$—	$—	$2,119	$2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total liabilities	$—	$—	$83,094	$83,094

	Fair Value Measurement as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$516	$—	$—	$516

Liabilities:
Warrants	—	—	1,145	$1,145
AM SAFE warrant	—	—	1,729	1,729
AM SAFE liability	—	—	28,271	28,271
Total Liabilities	$—	$—	$31,145	$31,145
Warrants
The Company has warrants to purchase preferred shares outstanding as of December 31, 2022 and December 31, 2021 representing 225,223 preferred shares, for each period respectively, which warrants expire at various dates through December 31, 2027. The exercise prices of the warrants range from $14.69 to $19.93 as of each of December 31, 2022 and December 31, 2021.
The warrants are accounted for as liabilities in accordance with ASC 480, and are presented within other accrued liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statements of operations and comprehensive loss.
The fair value of the warrants was calculated using the Black-Scholes Option Pricing Model. For the years ended December 31, 2022 and 2021, the Company recognized a change in the fair value of liabilities of approximately $(974) and $(563), respectively, on the consolidated statements of operations and comprehensive loss within other expense, net.
The estimated fair value of the warrants is determined using Level 3 inputs. Inherent in the Black-Scholes Option Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s warrants and from historical volatility of select peer companies that match the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Stock price	$22.81	$13.77
Weighted average exercise price	17.31	17.32
Term (in years)	1.1	2.8
Expected volatility	73.4%	70.6%
Risk-free interest rate	4.5%	0.8%
Expected dividend yield	—%	—%
SAFE Liabilities and AM SAFE Warrant
The change in fair value between reporting periods for both the SAFE liabilities and SAFE warrant is included in other expense, net in the consolidated statements of operations and comprehensive loss.
The Company’s AM SAFE liability, Brookfield SAFE liability and AM SAFE warrant are mark-to-market liabilities and are classified within Level 3 of the fair value hierarchy as the Company is using a scenario-based approach which allowed the Company to estimate the implied value of the business based on the terms of the SAFE. Significant unobservable inputs included probability and expected term. Probability is based upon the likelihood of the Company closing a transaction with a special purpose acquisition company. The expected term was based on the anticipated time until the SAFE investments would have a conversion event.
Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
Significant inputs for Level 3 SAFE warrant fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%
Significant inputs for Level 3 Brookfield SAFE liability fair value measurement at December 31, 2022 are the timing and likelihood of project financings under the Brookfield Framework Agreement. As of its issuance date, the fair value of the Brookfield SAFE is equal to the investment amount of $50,000 based on the orderly nature of the transaction. The value as of December 31, 2022 remains the same due to the proximity of the valuation date to the issuance date (i.e., less than two months) and the absence of events which would indicate a change in expected payoffs to the investor. As of December 31, 2022 the same expectations about sufficient projects meeting the agreed-upon investment criteria pursuant to the Brookfield Framework Agreement are maintained. As such the Brookfield SAFE’s fair value is estimated to be $50,000, as of December 31, 2022.
The following tables represent reconciliations of the fair value measurements of the liabilities associated with our SAFE and warrant obligations using significant unobservable inputs (Level 3) (in thousands):

	Warrants	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2022	$1,145	$28,271	$1,729	$—
Issuance of Brookfield SAFE liability	—	—	—	50,000
Loss recognized in consolidated statement of operations and comprehensive loss	974	715	260	$—
Balance as of December 31, 2022	$2,119	$28,986	$1,989	$50,000

	Warrants	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2021	$582	$—	$—	$—
Issuance of SAFE liability and warrant	—	28,271	1,729	—
Loss recognized in consolidated statement of operations and comprehensive loss	563	—	—	—
Balance as of December 31, 2021	$1,145	$28,271	$1,729	$—